UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21563

Eaton Vance Short Duration Diversified Income Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	July 31, 2008

Item 1. Schedule of Investments

Eaton Vance Short Duration Diversified Income Fund	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 55.5% (1)

	Principal Amount*	Borrower/Tranche Description	Value
Aerospace and Defense — 1.2%
		ACTS Aero Technical Support & Service, Inc.
187,773		Term Loan, 6.04%, Maturing October 5, 2014	$147,402
		DAE Aviation Holdings, Inc.
	113,835	Term Loan, 6.55%, Maturing July 31, 2014	107,859
	114,894	Term Loan, 6.55%, Maturing July 31, 2014	108,862
		Evergreen International Aviation
	264,373	Term Loan, 8.50%, Maturing October 31, 2011	237,275
		Hawker Beechcraft Acquisition
	110,132	Term Loan, 4.80%, Maturing March 26, 2014	102,965
	1,885,095	Term Loan, 4.80%, Maturing March 26, 2014	1,762,417
		Hexcel Corp.
	388,666	Term Loan, 4.91%, Maturing March 1, 2012	382,836
		Vought Aircraft Industries, Inc.
	181,818	Term Loan, 4.95%, Maturing December 17, 2011	172,273
	791,230	Term Loan, 4.97%, Maturing December 17, 2011	758,097
			$3,779,986
Air Transport — 0.3%
		Delta Air Lines, Inc.
	346,500	Term Loan - Second Lien, 5.71%, Maturing April 30, 2014	$233,714
		Northwest Airlines, Inc.
	1,094,000	DIP Loan, 4.46%, Maturing August 21, 2008	854,687
			$1,088,401
Automotive — 4.4%
		Accuride Corp.
	535,682	Term Loan, 6.03%, Maturing January 31, 2012	$514,478
		Adesa, Inc.
	915,750	Term Loan, 5.06%, Maturing October 18, 2013	818,680
		Affina Group, Inc.
	845,732	Term Loan, 5.80%, Maturing November 30, 2011	790,760
		Allison Transmission, Inc.
	818,813	Term Loan, 5.32%, Maturing September 30, 2014	735,089
		ATU AFM Auto Holding GmbH & Co.
EUR	750,000	Term Loan, 7.93%, Maturing August 20, 2013	724,541
		AxleTech International Holding, Inc.
	425,000	Term Loan - Second Lien, 9.30%, Maturing April 21, 2013	419,687
		Chrysler Financial
	497,494	Term Loan, 6.78%, Maturing August 1, 2014	409,396
		Dayco Europe S.R.I.
EUR	318,201	Term Loan, 9.34%, Maturing June 21, 2010	451,343
		Dayco Products, LLC
	496,519	Term Loan, 7.38%, Maturing June 21, 2011	356,252
		Delphi Corp.
	1,000,000	DIP Loan, 7.25%, Maturing December 31, 2008	996,688
		Federal-Mogul Corp.
	295,167	Term Loan, 4.40%, Maturing December 27, 2014	233,182
	228,517	Term Loan, 4.40%, Maturing December 27, 2015	186,527
		Ford Motor Co.
	492,500	Term Loan, 5.46%, Maturing December 15, 2013	389,075
		General Motors Corp.
	1,409,834	Term Loan, 5.16%, Maturing November 29, 2013	1,114,474
		Goodyear Tire & Rubber Co.
	3,175,000	Term Loan - Second Lien, 4.54%, Maturing April 30, 2010	2,928,144

		HLI Operating Co., Inc.
EUR	27,273	Term Loan, 4.31%, Maturing May 30, 2014	$37,020
EUR	1,307,091	Term Loan, 7.49%, Maturing May 30, 2014	1,774,268
		Keystone Automotive Operations, Inc.
238,939		Term Loan, 6.00%, Maturing January 12, 2012	191,748
		LKQ Corp.
248,077		Term Loan, 4.71%, Maturing October 12, 2014	245,907
		TriMas Corp.
1,070,313		Term Loan, 4.88%, Maturing August 2, 2011	963,281
299,355		Term Loan, 4.87%, Maturing August 2, 2013	269,420
			$14,549,960
Beverage and Tobacco — 0.3%
		Culligan International Co.
EUR	300,000	Term Loan - Second Lien, 9.44%, Maturing May 31, 2013	$245,739
		Liberator Midco, Ltd.
EUR	250,000	Term Loan, 6.73%, Maturing October 27, 2013	376,356
EUR	244,357	Term Loan, 7.11%, Maturing October 27, 2014	367,861
			$989,956
Building and Development — 1.4%
		Brickman Group Holdings, Inc.
598,485		Term Loan, 4.80%, Maturing January 23, 2014	$547,614
		Building Materials Corp. of America
394,037		Term Loan, 5.56%, Maturing February 22, 2014	343,428
		Epco/Fantome, LLC
460,000		Term Loan, 5.09%, Maturing November 23, 2010	432,400
		Hovstone Holdings, LLC
132,500		Term Loan, 6.96%, Maturing February 28, 2009	110,068
		LNR Property Corp.
704,000		Term Loan, 6.03%, Maturing July 3, 2011	567,894
		Panolam Industries Holdings, Inc.
155,749		Term Loan, 5.55%, Maturing September 30, 2012	140,174
		Realogy Corp.
257,250		Term Loan, 5.46%, Maturing September 1, 2014	211,588
955,500		Term Loan, 5.46%, Maturing September 1, 2014	785,899
		TRU 2005 RE Holding Co.
575,000		Term Loan, 5.47%, Maturing December 9, 2008	531,396
		United Subcontractors, Inc.
250,194		Term Loan - Second Lien, 12.42%, Maturing June 27, 2013 (2)	125,097
		Wintergames Acquisition ULC
733,068		Term Loan, 5.88%, Maturing April 24, 2009	700,080
			$4,495,638
Business Equipment and Services — 3.1%
		Acxiom Corp.
487,560		Term Loan, 4.56%, Maturing September 15, 2012	$474,152
		Affinion Group, Inc.
908,129		Term Loan, 5.17%, Maturing October 17, 2012	871,425
		Allied Security Holdings, LLC
350,835		Term Loan, 7.00%, Maturing June 30, 2010	335,048
		Education Management, LLC
1,429,814		Term Loan, 4.56%, Maturing June 1, 2013	1,313,131
		Info USA, Inc.
195,030		Term Loan, 4.81%, Maturing February 14, 2012	186,254
		Intergraph Corp.
421,020		Term Loan, 4.65%, Maturing May 29, 2014	402,074
		Mitchell International, Inc.
192,550		Term Loan, 4.80%, Maturing March 28, 2014	187,255
		N.E.W. Holdings I, LLC
270,038		Term Loan, 5.23%, Maturing May 22, 2014	242,359
		Protection One, Inc.
191,508		Term Loan, 4.72%, Maturing March 31, 2012	178,102
		Sabre, Inc.
1,364,593		Term Loan, 4.66%, Maturing September 30, 2014	1,071,965

		Sitel (Client Logic)
290,383		Term Loan, 5.29%, Maturing January 29, 2014	$252,633
		SunGard Data Systems, Inc.
1,920,589		Term Loan, 4.51%, Maturing February 11, 2013	1,815,433
		TDS Investor Corp.
EUR	525,796	Term Loan, 7.21%, Maturing August 23, 2013	694,241
		Valassis Communications, Inc.
109,400		Term Loan, 4.56%, Maturing March 2, 2014	102,836
486,201		Term Loan, 4.56%, Maturing March 2, 2014	457,029
		VWR International, Inc.
450,000		Term Loan, 4.96%, Maturing June 28, 2013	408,937
		WAM Acquisition, S.A.
EUR	153,716	Term Loan, 6.45%, Maturing May 4, 2014	206,041
EUR	93,087	Term Loan, 6.45%, Maturing May 4, 2014	124,773
EUR	153,716	Term Loan, 6.95%, Maturing May 4, 2015	206,041
EUR	93,087	Term Loan, 6.95%, Maturing May 4, 2015	124,773
		West Corp.
689,522		Term Loan, 4.95%, Maturing October 24, 2013	621,216
			$10,275,718
Cable and Satellite Television — 4.4%
		Cequel Communications, LLC
475,000		Term Loan - Second Lien, 7.37%, Maturing May 5, 2014	$419,069
1,041,180		Term Loan - Second Lien, 8.86%, Maturing May 5, 2014	912,768
		Charter Communications Operating, Inc.
1,981,874		Term Loan, 4.80%, Maturing April 28, 2013	1,748,798
		CSC Holdings, Inc.
1,496,173		Term Loan, 4.21%, Maturing March 29, 2013	1,421,365
		CW Media Holdings, Inc.
198,500		Term Loan, 6.05%, Maturing February 15, 2015	190,064
		Insight Midwest Holdings, LLC
1,029,375		Term Loan, 4.47%, Maturing April 6, 2014	992,861
		Kabel Deutschland GmbH
EUR	1,000,000	Term Loan, 6.14%, Maturing March 31, 2012	1,443,585
		Mediacom Broadband Group
1,994,937		Term Loan, 4.22%, Maturing January 31, 2015	1,827,861
		Orion Cable GmbH
EUR	225,566	Term Loan, 7.64%, Maturing October 31, 2014	322,245
EUR	225,566	Term Loan, 7.73%, Maturing October 31, 2015	322,245
		ProSiebenSat.1 Media AG
EUR	91,800	Term Loan, 7.31%, Maturing March 2, 2015	96,144
EUR	9,415	Term Loan, 6.73%, Maturing June 26, 2015	11,521
EUR	231,985	Term Loan, 6.73%, Maturing June 26, 2015	283,888
EUR	91,800	Term Loan, 7.56%, Maturing March 2, 2016	96,144
		UPC Broadband Holding B.V.
EUR	1,150,000	Term Loan, 6.44%, Maturing October 16, 2011	1,584,207
1,550,000		Term Loan, 4.22%, Maturing December 31, 2014	1,457,387
		YPSO Holding SA
EUR	496,137	Term Loan, 6.98%, Maturing July 28, 2014	617,504
EUR	191,468	Term Loan, 6.98%, Maturing July 28, 2014	238,306
EUR	312,395	Term Loan, 6.98%, Maturing July 28, 2014	388,814
			$14,374,776
Chemicals and Plastics — 3.0%
		Brenntag Holding GmbH and Co.
EUR	1,094,382	Term Loan, 12.14%, Maturing December 23, 2013	$1,476,995
		Celanese Holdings, LLC
1,000,000		Term Loan, Maturing April 2, 2014 (3)	943,036
		Cognis GmbH
400,000		Term Loan, 4.81%, Maturing September 15, 2013	369,000
		Foamex L.P.
211,265		Term Loan, 6.05%, Maturing February 12, 2013	166,371
		Georgia Gulf Corp.
187,133		Term Loan, 4.96%, Maturing October 3, 2013	174,782

		INEOS Group
1,240,000		Term Loan, 4.88%, Maturing December 14, 2013	$1,036,950
1,240,000		Term Loan, 5.38%, Maturing December 14, 2014	1,036,950
		Innophos, Inc.
435,540		Term Loan, 4.81%, Maturing August 10, 2010	430,096
		Kleopatra
225,000		Term Loan, 5.29%, Maturing January 3, 2016	163,406
EUR	200,000	Term Loan, 7.46%, Maturing January 3, 2016	229,134
		Kranton Polymers, LLC
630,066		Term Loan, 4.50%, Maturing May 12, 2013	597,381
		Lucite International Group Holdings
181,412		Term Loan, 5.05%, Maturing July 7, 2013	149,212
64,237		Term Loan, 5.05%, Maturing July 7, 2013	52,835
		MacDermid, Inc.
EUR	402,252	Term Loan, 7.20%, Maturing April 12, 2014	564,853
		Millenium Inorganic Chemicals
300,000		Term Loan - Second Lien, 8.55%, Maturing October 31, 2014	220,500
		Propex Fabrics, Inc.
238,706		Term Loan, 9.00%, Maturing July 31, 2012	110,998
		Rockwood Specialties Group
EUR	1,447,500	Term Loan, 6.71%, Maturing July 30, 2012	2,156,831
			$9,879,330
Clothing/Textiles — 0.1%
		Hanesbrands, Inc.
250,000		Term Loan - Second Lien, 6.55%, Maturing March 5, 2014	$244,635
		St. John Knits International, Inc.
115,533		Term Loan, 5.46%, Maturing March 23, 2012	108,023
			$352,658
		St. John Knits International, Inc.
Conglomerates — 1.6%
		Doncasters (Dunde HoldCo 4 Ltd.)
123,889		Term Loan, 4.96%, Maturing July 13, 2015	$113,359
123,889		Term Loan, 5.46%, Maturing July 13, 2015	113,359
GBP	250,000	Term Loan - Second Lien, 9.90%, Maturing January 13, 2016	415,989
		ISS Holdings A/S
EUR	122,807	Term Loan, 6.96%, Maturing December 31, 2013	172,821
EUR	877,193	Term Loan, 6.96%, Maturing December 31, 2013	1,234,437
		Jarden Corp.
203,349		Term Loan, 4.55%, Maturing January 24, 2012	193,605
497,488		Term Loan, 5.30%, Maturing January 24, 2012	483,896
		Polymer Group, Inc.
1,212,530		Term Loan, 5.03%, Maturing November 22, 2012	1,121,591
		RGIS Holdings, LLC
848,571		Term Loan, 5.13%, Maturing April 30, 2014	708,557
42,429		Term Loan, 5.30%, Maturing April 30, 2014	35,428
		US Investigations Services, Inc.
521,053		Term Loan, 5.55%, Maturing February 21, 2015	482,842
		Vertrue, Inc.
248,125		Term Loan, 5.81%, Maturing August 16, 2014	223,933
			$5,299,817
Containers and Glass Products — 1.8%
		Berry Plastics Corp.
539,394		Term Loan, 4.78%, Maturing April 3, 2015	$476,400
		Consolidated Container Co.
320,938		Term Loan, 5.05%, Maturing March 28, 2014	244,447
		Crown Americas, Inc.
EUR	980,000	Term Loan, 6.61%, Maturing November 15, 2012	1,513,755
		JSG Acquisitions
EUR	500,000	Term Loan, 6.82%, Maturing December 31, 2014	707,963
EUR	500,000	Term Loan, 6.86%, Maturing December 31, 2014	707,963

		Pregis Corp.
972,500		Term Loan, 5.05%, Maturing October 12, 2011	$904,425
		Smurfit-Stone Container Corp.
244,516		Term Loan, 4.64%, Maturing November 1, 2011	237,350
721,631		Term Loan, 4.64%, Maturing November 1, 2011	700,481
428,496		Term Loan, 4.81%, Maturing November 1, 2011	415,938
			$5,908,722
Cosmetics/Toiletries — 0.2%
		Bausch & Lomb, Inc.
40,000		Term Loan, 4.13%, Maturing April 30, 2015 (4)	$39,017
159,200		Term Loan, 6.05%, Maturing April 30, 2015	155,286
		Prestige Brands, Inc.
548,702		Term Loan, 4.73%, Maturing April 7, 2011	536,357
			$730,660
Drugs — 0.3%
		Pharmaceutical Holdings Corp.
140,826		Term Loan, 5.71%, Maturing January 30, 2012	$135,897
		Stiefel Laboratories, Inc.
153,292		Term Loan, 5.04%, Maturing December 28, 2013	146,010
200,415		Term Loan, 5.04%, Maturing December 28, 2013	190,895
		Warner Chilcott Corp.
473,035		Term Loan, 4.70%, Maturing January 18, 2012	458,055
184,195		Term Loan, 4.80%, Maturing January 18, 2012	178,362
			$1,109,219
Ecological Services and Equipment — 0.6%
		Big Dumpster Merger Sub, Inc.
97,039		Term Loan, 5.05%, Maturing February 5, 2013	$79,572
		Blue Waste B.V. (AVR Acquisition)
EUR	500,000	Term Loan, 7.05%, Maturing April 1, 2015	727,954
		Sensus Metering Systems, Inc.
9,261		Term Loan, 4.46%, Maturing December 17, 2010	8,752
359,361		Term Loan, 4.64%, Maturing December 17, 2010	339,596
		Waste Services, Inc.
422,420		Term Loan, 5.15%, Maturing March 31, 2011	419,780
		Wastequip, Inc.
399,211		Term Loan, 5.05%, Maturing February 5, 2013	327,353
			$1,903,007
Electronics/Electrical — 1.8%
		Aspect Software, Inc.
481,662		Term Loan, 5.81%, Maturing July 11, 2011	$449,149
500,000		Term Loan - Second Lien, 9.88%, Maturing July 11, 2013	455,000
		Freescale Semiconductor, Inc.
1,206,625		Term Loan, 4.22%, Maturing December 1, 2013	1,089,190
		Infor Enterprise Solutions Holdings
742,489		Term Loan, 6.55%, Maturing July 28, 2012	619,979
387,386		Term Loan, 6.55%, Maturing July 28, 2012	323,467
250,000		Term Loan - Second Lien, 8.30%, Maturing March 2, 2014	149,375
91,667		Term Loan - Second Lien, 9.05%, Maturing March 2, 2014	54,771
158,333		Term Loan - Second Lien, 9.05%, Maturing March 2, 2014	101,333
		Network Solutions, LLC
196,572		Term Loan, 5.17%, Maturing March 7, 2014	165,120
		Open Solutions, Inc.
320,995		Term Loan, 5.15%, Maturing January 23, 2014	284,883
		Sensata Technologies Finance Co.
987,406		Term Loan, 4.54%, Maturing April 27, 2013	863,157
		Spectrum Brands, Inc.
16,486		Term Loan, 6.46%, Maturing March 30, 2013	14,762
326,483		Term Loan, 6.61%, Maturing March 30, 2013	292,338
		SS&C Technologies, Inc.
396,654		Term Loan, 4.78%, Maturing November 23, 2012	376,325

		Vertafore, Inc.
490,069		Term Loan, 5.14%, Maturing January 31, 2012	$458,214
275,000		Term Loan - Second Lien, 8.64%, Maturing January 31, 2013	245,437
			$5,942,500
Equipment Leasing — 0.2%
		AWAS Capital, Inc.
591,833		Term Loan - Second Lien, 8.81%, Maturing March 22, 2013	$479,385
			$479,385
Farming/Agriculture — 0.1%
		BF Bolthouse HoldCo, LLC
375,000		Term Loan - Second Lien, 8.30%, Maturing December 16, 2013	$358,125
			$358,125
Financial Intermediaries — 0.3%
		Jupiter Asset Management Group
GBP	220,143	Term Loan, 7.90%, Maturing June 30, 2015	$376,548
		LPL Holdings, Inc.
497,481		Term Loan, 4.67%, Maturing December 18, 2014	472,607
		Travelex America Holdings, Inc.
125,000		Term Loan, 5.54%, Maturing October 31, 2013	116,641
125,000		Term Loan, 6.04%, Maturing October 31, 2014	116,641
			$1,082,437
Food Products — 2.4%
		Acosta, Inc.
612,500		Term Loan, 4.72%, Maturing July 28, 2013	$573,836
		Advantage Sales & Marketing, Inc.
989,266		Term Loan, 4.56%, Maturing March 29, 2013	927,850
		American Seafoods Group, LLC
683,900		Term Loan, 4.30%, Maturing September 30, 2011	646,286
		BL Marketing, Ltd.
GBP	300,000	Term Loan, 8.41%, Maturing December 20, 2013	559,274
GBP	300,000	Term Loan, 8.91%, Maturing December 20, 2014	559,274
		Black Lion Beverages III B.V.
EUR	1,000,000	Term Loan - Second Lien, 8.92%, Maturing January 24, 2016	1,313,730
		Charden International B.V.
EUR	243,802	Term Loan, 6.99%, Maturing March 14, 2014	359,788
EUR	243,802	Term Loan, 7.49%, Maturing March 14, 2015	359,787
		Michael Foods, Inc.
197,824		Term Loan, 4.87%, Maturing November 21, 2010	194,857
		Pinnacle Foods Finance, LLC
1,064,250		Term Loan, 5.43%, Maturing April 2, 2014	974,675
		Reddy Ice Group, Inc.
925,000		Term Loan, 4.54%, Maturing August 9, 2012	797,812
		Ruby Acquisitions, Ltd.
GBP	441,631	Term Loan, 8.58%, Maturing January 5, 2015	730,480
			$7,997,649
Food Service — 1.1%
		Aramark Corp.
GBP	541,750	Term Loan, 8.07%, Maturing January 27, 2014	$987,300
		Buffets, Inc.
127,599		Term Loan, 9.71%, Maturing January 22, 2009	76,560
12,713		Term Loan, 9.71%, Maturing January 22, 2009	7,627
262,868		DIP Loan, 11.25%, Maturing January 22, 2009	264,182
39,788		Term Loan, 9.80%, Maturing May 1, 2013	17,407
265,418		Term Loan, 9.71%, Maturing November 1, 2013	116,120
		Denny’s, Inc.
37,000		Term Loan, 4.70%, Maturing March 31, 2012	35,173
137,000		Term Loan, 4.76%, Maturing March 31, 2012	130,236
		JRD Holdings, Inc.
615,856		Term Loan, 5.05%, Maturing June 26, 2014	578,905

		OSI Restaurant Partners, LLC
18,797		Term Loan, 5.03%, Maturing May 9, 2013	$15,789
221,222		Term Loan, 5.13%, Maturing May 9, 2014	185,827
		QCE Finance, LLC
275,000		Term Loan - Second Lien, 8.55%, Maturing November 5, 2013	225,500
		Selecta
EUR	741,246	Term Loan, 7.50%, Maturing June 28, 2015	983,050
			$3,623,676
Food/Drug Retailers — 0.9%
		General Nutrition Centers, Inc.
793,731		Term Loan, 5.05%, Maturing September 16, 2013	$706,421
		Iceland Foods Group, Ltd.
GBP	250,000	Term Loan, 7.66%, Maturing May 2, 2014	480,368
GBP	250,000	Term Loan, 8.16%, Maturing May 2, 2015	480,368
		Roundy’s Supermarkets, Inc.
1,218,187		Term Loan, 5.21%, Maturing November 3, 2011	1,170,983
			$2,838,140
Forest Products — 1.0%
		Georgia-Pacific Corp.
2,992,405		Term Loan, 4.47%, Maturing December 20, 2012	$2,829,543
		Newpage Corp.
373,125		Term Loan, 6.56%, Maturing December 5, 2014	369,704
			$3,199,247
Healthcare — 4.4%
		Accellent, Inc.
1,008,129		Term Loan, 5.14%, Maturing November 22, 2012	$912,357
		American Medical Systems
342,466		Term Loan, 4.94%, Maturing July 20, 2012	322,774
		AMR HoldCo, Inc.
318,592		Term Loan, 4.69%, Maturing February 10, 2012	310,229
		Biomet, Inc.
769,188		Term Loan, 5.80%, Maturing December 26, 2014	756,526
EUR	347,375	Term Loan, 7.95%, Maturing December 26, 2014	532,507
		Cardinal Health 409, Inc.
420,750		Term Loan, 5.05%, Maturing April 10, 2014	369,208
		Carestream Health, Inc.
942,971		Term Loan, 4.75%, Maturing April 30, 2013	832,172
		Carl Zeiss Vision Holding GmbH
400,000		Term Loan, 5.14%, Maturing March 23, 2015	289,333
		Community Health Systems, Inc.
82,401		Term Loan, 0.00%, Maturing July 25, 2014 (4)	78,138
1,610,482		Term Loan, 4.85%, Maturing July 25, 2014	1,527,158
		Dako EQT Project Delphi
250,000		Term Loan - Second Lien, 6.54%, Maturing December 12, 2016	155,417
		DJO Finance, LLC
199,000		Term Loan, 5.62%, Maturing May 15, 2014	193,527
		HCA, Inc.
1,923,269		Term Loan, 5.05%, Maturing November 18, 2013	1,811,212
		Health Management Association, Inc.
1,059,355		Term Loan, 4.55%, Maturing February 28, 2014	981,560
		IM U.S. Holdings, LLC
321,750		Term Loan, 4.81%, Maturing June 26, 2014	304,054
		Invacare Corp.
194,400		Term Loan, 4.97%, Maturing February 12, 2013	181,764
		MultiPlan Merger Corp.
474,366		Term Loan, 5.00%, Maturing April 12, 2013	449,610
		National Mentor Holdings, Inc.
16,800		Term Loan, 4.59%, Maturing June 29, 2013	14,574
277,536		Term Loan, 4.81%, Maturing June 29, 2013	240,762

		Nyco Holdings
EUR	307,765	Term Loan, 7.21%, Maturing December 29, 2014	$381,452
EUR	307,765	Term Loan, 7.96%, Maturing December 29, 2015	381,452
		P&F Capital S.A.R.L.
EUR	206,748	Term Loan, 7.63%, Maturing February 21, 2014	314,837
EUR	64,291	Term Loan, 7.63%, Maturing February 21, 2014	97,903
EUR	123,769	Term Loan, 7.63%, Maturing February 21, 2014	188,476
EUR	99,350	Term Loan, 7.63%, Maturing February 21, 2014	151,291
EUR	93,422	Term Loan, 8.13%, Maturing February 21, 2015	142,555
EUR	34,708	Term Loan, 8.13%, Maturing February 21, 2015	52,961
EUR	72,073	Term Loan, 8.13%, Maturing February 21, 2015	109,978
EUR	293,557	Term Loan, 8.13%, Maturing February 21, 2015	447,945
		ReAble Therapeutics Finance, LLC
448,511		Term Loan, 4.81%, Maturing November 16, 2013	423,843
		Select Medical Corp.
495,358		Term Loan, 4.63%, Maturing February 24, 2012	463,407
		Select Medical Holdings Corp.
482,881		Term Loan, 4.68%, Maturing February 24, 2012	451,735
		Viant Holdings, Inc.
496,241		Term Loan, 5.05%, Maturing June 25, 2014	426,767
			$14,297,484
Home Furnishings — 0.4%
		Interline Brands, Inc.
276,957		Term Loan, 4.19%, Maturing June 23, 2013	$263,109
191,304		Term Loan, 4.19%, Maturing June 23, 2013	181,739
		Oreck Corp.
446,030		Term Loan, 5.61%, Maturing February 2, 2012 (2)	227,475
		Simmons Co.
806,601		Term Loan, 5.53%, Maturing December 19, 2011	757,197
			$1,429,520
Industrial Equipment — 1.4%
		Brand Energy and Infrastructure Services, Inc.
198,120		Term Loan, 6.06%, Maturing February 7, 2014	$188,214
		CEVA Group PLC U.S.
265,737		Term Loan, 5.46%, Maturing January 4, 2014	244,478
760,389		Term Loan, 5.46%, Maturing January 4, 2014	699,558
262,114		Term Loan, 5.80%, Maturing January 4, 2014	241,145
		EPD Holdings (Goodyear Engineering Products)
87,063		Term Loan, 4.97%, Maturing July 13, 2014	77,268
607,906		Term Loan, 5.30%, Maturing July 13, 2014	539,517
200,000		Term Loan - Second Lien, 8.55%, Maturing July 13, 2015	152,000
		Generac Acquisition Corp.
367,146		Term Loan, 5.29%, Maturing November 7, 2013	295,553
		Gleason Corp.
20,089		Term Loan, 4.52%, Maturing June 30, 2013	19,085
174,893		Term Loan, 4.52%, Maturing June 30, 2013	166,149
		John Maneely Co.
536,136		Term Loan, 6.04%, Maturing December 8, 2013	492,352
		Polypore, Inc.
841,500		Term Loan, 4.72%, Maturing July 3, 2014	791,010
		Sequa Corp.
496,583		Term Loan, 6.03%, Maturing November 30, 2014	470,720
		TFS Acquisition Corp.
221,063		Term Loan, 6.30%, Maturing August 11, 2013	207,799
			$4,584,848
Insurance — 1.0%
		CCC Information Services Group, Inc.
568,938		Term Loan, 5.06%, Maturing February 10, 2013	$560,404
		Conseco, Inc.
786,014		Term Loan, 4.46%, Maturing October 10, 2013	689,236

	Crawford & Company
350,143	Term Loan, 5.56%, Maturing October 31, 2013	$340,514
	Crump Group, Inc.
254,592	Term Loan, 5.81%, Maturing August 4, 2014	239,316
	Getty Images Inc.
475,000	Term Loan, 7.25%, Maturing July 2, 2015	472,180
	Hub International Holdings, Inc.
131,801	Term Loan, 4.54%, Maturing June 13, 2014 (4)	121,337
586,397	Term Loan, 5.30%, Maturing June 13, 2014	539,845
	U.S.I. Holdings Corp.
222,750	Term Loan, 5.56%, Maturing May 4, 2014	206,044
		$3,168,876
Leisure Goods/Activities/Movies — 2.8%
	24 Hour Fitness Worldwide, Inc.
395,888	Term Loan, 4.97%, Maturing June 8, 2012	$374,114
	AMC Entertainment, Inc.
1,994,885	Term Loan, 4.21%, Maturing January 26, 2013	1,880,959
	Bombardier Recreational Products
524,051	Term Loan, 5.29%, Maturing June 28, 2013	479,506
	Metro-Goldwyn-Mayer Holdings, Inc.
1,618,832	Term Loan, 6.05%, Maturing April 8, 2012	1,258,642
	National CineMedia, LLC
725,000	Term Loan, 4.54%, Maturing February 13, 2015	659,524
	Regal Cinemas Corp.
1,994,924	Term Loan, 4.30%, Maturing November 10, 2010	1,884,094
	Revolution Studios Distribution Co., LLC
322,456	Term Loan, 6.22%, Maturing December 21, 2014	299,884
225,000	Term Loan, 9.47%, Maturing June 21, 2015	190,125
	Six Flags Theme Parks, Inc.
841,500	Term Loan, 4.88%, Maturing April 30, 2015	721,797
	Universal City Development Partners, Ltd.
925,455	Term Loan, 5.69%, Maturing June 9, 2011	918,514
	Zuffa, LLC
495,000	Term Loan, 4.50%, Maturing June 20, 2016	415,800
		$9,082,959
Lodging and Casinos — 1.6%
	Bally Technologies, Inc.
922,121	Term Loan, 6.12%, Maturing September 5, 2009	$914,053
	Harrah’s Operating Co.
498,750	Term Loan, 5.80%, Maturing January 28, 2015	442,863
1,995,000	Term Loan, 5.80%, Maturing January 28, 2015	1,763,913
	Herbst Gaming, Inc.
997,468	Term Loan, 9.75%, Maturing December 2, 2011	730,646
	Isle of Capri Casinos, Inc.
567,794	Term Loan, 4.55%, Maturing November 30, 2013	491,615
171,199	Term Loan, 4.55%, Maturing November 30, 2013	148,229
227,118	Term Loan, 4.55%, Maturing November 30, 2013	196,646
	New World Gaming Partners, Ltd.
290,208	Term Loan, 5.28%, Maturing June 30, 2014	250,667
58,333	Term Loan, 5.28%, Maturing June 30, 2014	50,385
	VML US Finance, LLC
133,333	Term Loan, 5.06%, Maturing May 25, 2012	128,929
266,667	Term Loan, 5.06%, Maturing May 25, 2013	257,857
		$5,375,803
Nonferrous Metals/Minerals — 0.5%
	Euramax International, Inc.
167,105	Term Loan - Second Lien, 10.79%, Maturing June 28, 2013	$117,809
82,895	Term Loan - Second Lien, 10.79%, Maturing June 28, 2013	58,441
	Murray Energy Corp.
725,625	Term Loan, 5.50%, Maturing January 28, 2010	707,484

		Neo Material Technologies, Inc.
116,797		Term Loan, 6.50%, Maturing August 31, 2009	$115,045
		Noranda Aluminum Acquisition
523,439		Term Loan, 4.47%, Maturing May 18, 2014	493,342
			$1,492,121
Oil and Gas — 0.3%
		Dresser, Inc.
300,000		Term Loan - Second Lien, 8.47%, Maturing May 4, 2015	$288,000
		Enterprise GP Holdings, L.P.
300,000		Term Loan, 4.71%, Maturing October 31, 2014	294,562
		Targa Resources, Inc.
231,280		Term Loan, 4.65%, Maturing October 31, 2012	223,474
87,903		Term Loan, 4.80%, Maturing October 31, 2012	84,936
			$890,972
Publishing — 5.7%
		American Media Operations, Inc.
979,436		Term Loan, 5.99%, Maturing January 31, 2013	$913,324
		CanWest MediaWorks, Ltd.
222,750		Term Loan, 4.65%, Maturing July 10, 2014	207,714
		GateHouse Media Operating, Inc.
375,000		Term Loan, 4.65%, Maturing August 28, 2014	225,469
175,000		Term Loan, 4.79%, Maturing August 28, 2014	105,219
		Idearc, Inc.
2,812,200		Term Loan, 4.79%, Maturing November 17, 2014	2,105,635
		Laureate Education, Inc.
59,434		Term Loan, 0.00%, Maturing August 17, 2014 (4)	55,236
398,174		Term Loan, 5.71%, Maturing August 17, 2014	370,053
		MediaNews Group, Inc.
269,500		Term Loan, 6.25%, Maturing August 2, 2013	222,337
		Mediannuaire Holding
EUR	242,204	Term Loan, 6.72%, Maturing October 10, 2014	301,374
EUR	242,204	Term Loan, 7.22%, Maturing October 10, 2015	301,374
		Nebraska Book Co., Inc.
720,019		Term Loan, 5.13%, Maturing March 4, 2011	676,818
		Nielsen Finance, LLC
500,000		Term Loan, Maturing August 9, 2013 (3)	471,250
970,072		Term Loan, 4.73%, Maturing August 9, 2013	898,850
		Philadelphia Newspapers, LLC
212,423		Term Loan, 9.50%, Maturing June 29, 2013	155,600
		R.H. Donnelley Corp.
997,423		Term Loan, 6.75%, Maturing June 30, 2010	951,708
		Reader’s Digest Association, Inc. (The)
913,438		Term Loan, 4.61%, Maturing March 2, 2014	782,512
		Seat Pagine Gialle SpA
EUR	1,574,725	Term Loan, 4.48%, Maturing May 25, 2012	2,192,226
		TL Acquisitions, Inc.
498,744		Term Loan, 4.96%, Maturing July 5, 2014	441,934
		Trader Media Corp.
GBP	437,625	Term Loan, 7.50%, Maturing March 23, 2015	707,383
		Tribune Co.
413,578		Term Loan, 5.54%, Maturing May 17, 2009	400,757
792,000		Term Loan, 5.79%, Maturing May 17, 2014	568,755
		World Directories Acquisition
EUR	877,676	Term Loan, 6.86%, Maturing May 31, 2014	1,124,860
		Xsys US, Inc.
EUR	1,000,000	Term Loan, 6.98%, Maturing September 27, 2014	1,334,014

		YBR Acquisition BV
EUR	450,000	Term Loan, 6.98%, Maturing June 30, 2013	$669,025
EUR	450,000	Term Loan, 7.48%, Maturing June 30, 2014	669,376
		Yell Group, PLC
2,000,000		Term Loan, Maturing February 10, 2013(3)	1,752,500
			$18,605,303
Radio and Television — 1.9%
		Block Communications, Inc.
268,125		Term Loan, 4.80%, Maturing December 22, 2011	$258,070
		CMP KC, LLC
484,344		Term Loan, 6.50%, Maturing May 5, 2013	360,982
		NEP II, Inc.
172,811		Term Loan, 5.05%, Maturing February 16, 2014	156,826
		Nexstar Broadcasting, Inc.
362,710		Term Loan, 4.42%, Maturing October 1, 2012	330,973
383,212		Term Loan, 4.55%, Maturing October 1, 2012	349,681
		PanAmSat Corp.
229,296		Term Loan, 5.29%, Maturing January 3, 2014	217,067
229,227		Term Loan, 5.29%, Maturing January 3, 2014	217,002
229,227		Term Loan, 5.29%, Maturing January 3, 2014	217,002
		Paxson Communications Corp.
850,000		Term Loan, 6.04%, Maturing January 15, 2012	688,500
		SFX Entertainment
366,167		Term Loan, 5.72%, Maturing June 21, 2013	344,197
		Tyrol Acquisition 2 SAS
EUR	250,000	Term Loan, 6.48%, Maturing January 19, 2015	331,309
EUR	250,000	Term Loan, 7.40%, Maturing January 19, 2016	331,309
		Univision Communications, Inc.
154,100		Term Loan - Second Lien, 4.96%, Maturing March 29, 2009	147,808
2,024,990		Term Loan, 5.03%, Maturing September 29, 2014	1,662,707
		Young Broadcasting, Inc.
242,500		Term Loan, 5.31%, Maturing November 3, 2012	212,187
488,750		Term Loan, 5.31%, Maturing November 3, 2012	427,656
			$6,253,276
Rail Industries — 0.1%
		Rail America, Inc.
27,360		Term Loan, 6.79%, Maturing August 14, 2009	$27,326
		RailAmerica, Inc.
422,640		Term Loan, 6.79%, Maturing August 13, 2010	422,112
			$449,438
Retailers (Except Food and Drug) — 0.8%
		American Achievement Corp.
306,611		Term Loan, 5.02%, Maturing March 25, 2011	$303,545
		Josten’s Corp.
375,045		Term Loan, 5.17%, Maturing October 4, 2011	366,607
		Neiman Marcus Group, Inc.
205,696		Term Loan, 4.42%, Maturing April 5, 2013	192,241
		Orbitz Worldwide, Inc.
312,638		Term Loan, 5.66%, Maturing July 25, 2014	253,236
		Oriental Trading Co., Inc.
300,000		Term Loan - Second Lien, 8.47%, Maturing January 31, 2013	217,500
453,915		Term Loan, 4.83%, Maturing July 31, 2013	374,480
		Rent-A-Center, Inc.
261,471		Term Loan, 4.52%, Maturing November 15, 2012	247,090
		Rover Acquisition Corp.
418,625		Term Loan, 4.98%, Maturing October 26, 2013	384,088
		Savers, Inc.
100,993		Term Loan, 5.55%, Maturing August 11, 2012	95,943
110,481		Term Loan, 5.55%, Maturing August 11, 2012	104,957
		The Yankee Candle Company, Inc.
184,654		Term Loan, 4.80%, Maturing February 6, 2014	167,112
			$2,706,799

Steel — 0.3%
		Algoma Acquisition Corp.
708,611		Term Loan, 4.96%, Maturing June 20, 2013	$669,637
		Niagara Corp.
297,000		Term Loan, 7.47%, Maturing June 29, 2014	261,360
			$930,997
Surface Transport — 0.1%
		Swift Transportation Co., Inc.
501,163		Term Loan, 6.13%, Maturing May 10, 2014	$386,209
			$386,209
Telecommunications — 2.0%
		Alltell Communication
497,494		Term Loan, 5.56%, Maturing May 16, 2014	$492,162
	769,188	Term Loan, 5.21%, Maturing May 16, 2015	766,424
		Asurion Corp.
	425,000	Term Loan, 5.78%, Maturing July 13, 2012	400,917
	250,000	Term Loan - Second Lien, 9.10%, Maturing January 13, 2013	232,187
		BCM Luxembourg, Ltd.
EUR	375,000	Term Loan, 6.61%, Maturing September 30, 2014	539,174
EUR	375,000	Term Loan, 6.86%, Maturing September 30, 2015	539,243
EUR	500,000	Term Loan - Second Lien, 8.98%, Maturing March 31, 2016	674,418
		CommScope, Inc.
	498,747	Term Loan, 5.23%, Maturing November 19, 2014	480,667
		Intelsat Subsidiary Holding Co.
	294,750	Term Loan, 5.29%, Maturing July 3, 2013	283,255
		IPC Systems, Inc.
GBP	297,000	Term Loan, 8.21%, Maturing May 31, 2014	453,012
		Macquarie UK Broadcast Ventures, Ltd.
GBP	225,000	Term Loan, 7.39%, Maturing December 26, 2014	388,430
		Stratos Global Corp.
	305,500	Term Loan, 5.30%, Maturing February 13, 2012	289,079
		Windstream Corp.
	868,831	Term Loan, 4.29%, Maturing July 17, 2013	841,544
			$6,380,512
Utilities — 1.7%
		AEI Finance Holding, LLC
75,414		Revolving Loan, 5.40%, Maturing March 30, 2012	$69,381
549,993		Term Loan, 5.80%, Maturing March 30, 2014	505,994
		Astoria Generating Co.
375,000		Term Loan - Second Lien, 6.56%, Maturing August 23, 2013	360,000
		BRSP, LLC
498,382		Term Loan, 5.86%, Maturing July 13, 2009	483,431
		Calpine Corp.
246,884		DIP Loan, 5.69%, Maturing March 30, 2009	232,226
		Mirant North America, LLC
996,836		Term Loan, 4.21%, Maturing January 3, 2013	967,761
		NRG Energy, Inc.
556,432		Term Loan, 4.30%, Maturing June 1, 2014	530,697
1,135,860		Term Loan, 4.30%, Maturing June 1, 2014	1,083,327
		TXU Texas Competitive Electric Holdings Co., LLC
223,313		Term Loan, 6.24%, Maturing October 10, 2014	210,472
1,218,306		Term Loan, 6.26%, Maturing October 10, 2014	1,144,446
			$5,587,735
Total Senior Floating-Rate Interests (identified cost $193,151,102)			$181,881,859

Mortgage-Backed Securities — 53.6%

Collateralized Mortgage Obligations — 8.9%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$7,386	Series 2113, Class QG, 6.00%, 1/15/29(5)	$7,471,437
3,804	Series 2167, Class BZ, 7.00%, 6/15/29 (5)	3,968,538
4,782	Series 2182, Class ZB, 8.00%, 9/15/29 (5)	5,110,344
	Federal National Mortgage Association:
270	Series 1989-89, Class H, 9.00%, 11/25/19	295,551
573	Series 1991-122, Class N, 7.50%, 9/25/21	603,991
5,365	Series 1993-84, Class M, 7.50%, 6/25/23 (5)	5,703,858
1,559	Series 1997-28, Class ZA, 7.50%, 4/20/27	1,649,120
1,412	Series 1997-38, Class N, 8.00%, 5/20/27	1,521,694
2,566	Series G-33, Class PT, 7.00%, 10/25/21	2,681,988
Total Collateralized Mortgage Obligations (identified cost $28,635,380)		$29,006,521

Mortgage Pass-Throughs — 44.7%

Principal
Amount
(000’s omitted)	Security	Value
	Federal Home Loan Mortgage Corp.:
$13,980	5.00%, with maturity at 2019 (5)	$13,956,407
2,309	6.00%, with maturity at 2014	2,380,665
2,623	6.15%, with maturity at 2027	2,688,295
7,209	6.50%, with maturity at 2019 (5)	7,501,840
5,698	7.00%, with various maturities to 2013 (5)	5,880,998
4,715	7.50%, with maturity at 2024	5,075,000
6,946	8.00%, with various maturities to 2031	7,512,439
7,145	8.50%, with various maturities to 2031	7,931,214
673	9.00%, with maturity at 2031	761,953
708	9.50%, with various maturities to 2022	790,432
1,629	11.50%, with maturity at 2019 (6)	1,805,411
		$56,284,654
	Federal National Mortgage Association:
$12,453	5.00%, with maturity at 2013 (5)	$12,646,664
3,138	5.50%, with maturity at 2029 (5)	3,129,451
3,805	6.321%, with maturity at 2032 (5) (7)	3,899,785
9,086	6.50%, with maturity at 2018 (5)	9,423,635
8,640	7.00%, with various maturities to 2032 (5)	9,069,175
16,400	7.50%, with various maturities to 2031 (5)	17,503,615
5,062	8.00%, with various maturities to 2029	5,497,155
1,106	8.50%, with maturity at 2027	1,204,956
2,197	9.00%, with various maturities to 2029	2,463,347
329	9.50%, with maturity at 2014	348,759
2,116	10.00%, with various maturities to 2031	2,390,965
		$67,577,507
	Government National Mortgage Association:
$7,731	7.50%, with maturity at 2025	$8,314,201
7,467	8.00%, with various maturities to 2027	8,155,942
3,966	9.00%, with maturity at 2026	4,493,346
719	9.50%, with maturity at 2025	815,691
916	11.00%, with maturity at 2018	1,025,900
		$22,805,080
Total Mortgage Pass-Throughs (identified cost $145,121,253)		$146,667,241
Total Mortgage-Backed Securities (identified cost $173,756,633)		$175,673,762

Asset-Backed Securities — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
$500	Centurion CDO 9 Ltd., Series 2005-9A, Class D1, 7.539%, 7/17/19 (7)	$312,250
Total Asset-Backed Securities (identified cost $500,000)		$312,250

Corporate Bonds & Notes — 1.2%

Principal
Amount
(000’s omitted)		Security	Value
Building and Development — 0.2%
		Grohe Holding, Variable Rate
EUR	500	7.838%, 1/15/14	$677,734
			$677,734
Cable and Satellite Television — 0.9%
		Iesy Hessen & ISH NRW, Variable Rate
EUR	2,000	7.836%, 4/15/13	$2,972,276
			$2,972,276
Telecommunications — 0.1%
		Qwest Corp., Sr. Notes, Variable Rate
$200		6.026%, 6/15/13	$186,500
			$186,500
Total Corporate Bonds & Notes (identified cost $3,298,925)			$3,836,510

Foreign Corporate Bonds & Notes — 0.8%

Principal
Amount
(000’s omitted)	Security	Value
Index Linked Notes — 0.8%
	JP Morgan Chilean Inflation Linked Note
$2,000	7.433%, 11/17/15 (8)	$2,523,475
Total Foreign Corporate Bonds & Notes (identified cost $2,000,000)		$2,523,475

Foreign Government Securities — 4.7%

Principal
Amount
(000’s omitted)		Security	Value
		Ghanaian Government Bond
GHS	730	13.69%, 3/15/10	$594,294
GHS	320	13.50%, 3/30/10	259,634
GHS	1,300	13.67%, 6/11/12	1,007,169
		Indonesia Government
IDR	31,371,000	11.00%, 12/15/12	3,414,765
		Indonesia Recapital
IDR	1,490,000	14.00%, 6/15/09	170,216
		Kenyan Treasury Bond
KES	4,050	9.50%, 3/23/09	60,190
		Letra Tesouro Nacional
BRL	86	0.00%, 1/1/09	51,939
		Nota Do Tesouro Nacional
BRL	2,760	6.00%, 5/15/15 (9)	1,596,808

		Republic of Kazakhstan
KZT	408,670	0.00%, 8/15/08	$3,393,132
		Republic of Nigeria
NGN	45,900	0.00%, 9/4/08	386,584
NGN	119,000	17.00%, 12/16/08	1,061,982
NGN	39,700	12.00%, 4/28/09	347,364
NGN	13,500	0.00%, 7/2/09	105,407
		Republic of Sri Lanka
LKR	38,900	11.50%, 11/1/08	356,100
		Republic of Uganda
UGX	384,700	0.00%, 10/23/08	228,779
		Republic of Uruguay
UYU	43,959	5.00%, 9/14/18 (10)	2,501,140
			$15,535,503
Total Foreign Government Securities (identified cost $15,372,642)			$15,535,503

Currency Options Purchased — 0.1%

	Principal
	Amount of Contracts		Strike	Expiration
Description	(000’s omitted)		Price	Date	Value
Euro Put Option	EUR	300	1.2738	10/2/08	$42
Euro Put Option	EUR	300	1.2950	10/10/08	56
Euro Put Option	EUR	300	1.2990	10/16/08	61
Euro Put Option	EUR	300	1.3155	10/30/08	75
Euro Put Option	EUR	300	1.3195	11/13/08	117
Euro Put Option	EUR	300	1.3540	11/26/08	300
Euro Put Option	EUR	300	1.3506	12/11/08	407
Euro Put Option	EUR	300	1.3270	1/8/09	510
Euro Put Option	EUR	300	1.3375	2/12/09	936
Euro Put Option	EUR	300	1.3705	4/8/09	2,191
Euro Put Option	EUR	300	1.3745	5/13/09	2,883
South Korean Won Put Option	KRW	1,864,800	932.4	3/3/09	157,259
South Korean Won Put Option	KRW	1,831,000	915.5	6/2/09	184,656
South Korean Won Call Option	KRW	1,864,800	932.4	3/3/09	4,289
South Korean Won Call Option	KRW	1,831,000	915.5	6/2/09	3,808
Total Currency Options Purchased (identified cost $339,458)					$357,590

Short-Term Investments — 13.1%

Foreign Government Securities — 10.5%

Principal
Amount
(000’s omitted)		Security	Value
		Bank of Georgia Group
GEL	926	6.75%, 9/22/08 (2)	$657,516
GEL	2,794	7.50%, 8/29/08 (2)	1,984,087
GEL	2,031	8.25%, 10/10/08 (2)	1,442,448
		Central Bank of Iceland
ISK	100,000	15.25%, 9/24/08 (7)	1,263,344
		Egyptian Treasury Bill
EGP	14,950	0.00%, 8/5/08	2,813,500
EGP	14,575	0.00%, 8/19/08	2,737,218
EGP	6,525	0.00%, 9/2/08	1,221,819
EGP	25,575	0.00%, 9/9/08	4,777,790
EGP	17,575	0.00%, 9/30/08	3,268,770
EGP	1,750	0.00%, 10/7/08	324,954
EGP	4,075	0.00%, 10/21/08	750,938
EGP	20,050	0.00%, 10/28/08	3,687,357
		Republic of Iceland
ISK	757,413	8.50%, 12/12/08	9,459,649
Total Foreign Government Securities (identified cost $34,858,961)			$34,389,390

Other Securities — 2.6%

	Interest/Principal
Description	(000’s omitted)	Value
Investment in Cash Managment Portfolio, 2.23% (11)	$6,984	$6,983,851
State Street Bank and Trust Time Deposit, 1.25%, 8/1/08	1,672	1,672,100
Total Other Securities (identified cost $8,655,951)		$8,655,951
Total Short-Term Investments (identified cost $43,514,912)		$43,045,341
Gross Investments — 129.1% (identified cost $431,933,672)		$423,166,290
Less Unfunded Loan Commitments — (0.1)%		$(187,214)
Net Investments — 129.0% (identified cost $431,746,458)		$422,979,076
Other Assets, Less Liabilities — (29.0)%		$(95,160,544)
Net Assets — 100.0%		$327,818,532

BRL	—	Brazilian Real
DIP	—	Debtor in Possession
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound Sterling
GEL	—	Georgian Lari
GHS	—	Ghanaian Cedi
IDR	—	Indonesian Rupiah
ISK	—	Icelandic Krona
KES	—	Kenyan Shilling
KZT	—	Kazakhstan Tenge
KRW	—	South Korean Won
LKR	—	Sri Lanka Rupee
NGN	—	Nigerian Naira
UGX	—	Ugandan Shilling
UYU	—	Uruguayan Peso
*		In U.S. dollars unless otherwise indicated.
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate  (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks  (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(3)		This Senior Loan will settle after July 31, 2008, at which time the interest rate will be determined.
(4)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain credit agreements whereby all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion.

(5)

All or a portion of this security was on loan at period-end. As of July 31, 2008, the value of the securities loaned and the value of the collateral amounted to $92,982,999 and $94,650,201, respectively.

(6)		Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(7)	Adjustable rate security. Rate shown is the rate at July 31, 2008.
(8)	Bond pays a coupon of 3.8% on the face at the end of the payment period. Principal is adjusted based on changes in the Chilean UF (Unidad de Fumento) Rate.
(9)

Bond pays a 6% coupon on the face at the end of the payment period. Principal is adjusted based on the ICPA  (Amplified Consumer Price Index) as determined by the Brazilian Institute of Geography and Statistics. The original face is BRL 1,569,000 and the current face is BRL 2,759,624.

(10)

Bond pays a coupon of 5% on the face at the end of the payment period. Principal is adjusted with the Uruguayan inflation rate. Original face of the bond is UYU 38,030,000 and current face is UYU 43,959,188.

(11)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $163,980.

A summary of financial instruments at July 31, 2008 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

			Net Unrealized
Settlement			Appreciation
Date	Deliver	In Exchange For	(Depreciation)
8/29/08	British Pound Sterling 3,092,260	United States Dollar 6,111,635	$(2,476)
8/05/08	Euro 2,991,965	United States Dollar 4,688,170	20,201
8/28/08	Euro 482,000	United States Dollar 753,824	2,727
8/29/08	Euro 24,821,274	United States Dollar 38,710,018	33,267
12/12/08	Icelandic Krona 505,953,475	United States Dollar 6,522,003	292,324
8/28/08	New Zealand Dollar 2,538,110	United States Dollar 1,873,125	22,020
8/05/08	South African Rand 43,318,983	United States Dollar 5,723,967	(205,535)
8/07/08	South African Rand 9,386,106	United States Dollar 1,240,646	(43,450)
11/03/08	Sri Lanka Rupee 41,136,750	United States Dollar 367,030	(6,378)
			$112,700

Purchases

			Net Unrealized
Settlement			Appreciation
Date	In Exchange For	Deliver	(Depreciation)
9/03/08	Brazilian Real 3,700,000	United States Dollar 2,337,334	$8,149
8/11/08	Colombian Peso 2,584,603,521	United States Dollar 1,508,817	(73,093)
8/07/08	Hungarian Forint 596,253,000	Euro 2,594,661	(49,134)
8/12/08	Icelandic Krona 345,268,762	Euro 2,781,061	14,944
8/19/08	Indonesian Rupiah 16,572,375,000	United States Dollar 1,811,822	5,533
8/15/08	Kazakhstan Tenge 1,771,063	United States Dollar 14,726	(2)
10/14/08	Kazakhstan Tenge 251,700,000	United States Dollar 2,013,600	67,755
9/29/08	Kenyan Shilling 30,028,519	United States Dollar 458,451	(12,503)

8/07/08	Malaysian Ringgit 12,300,000	United States Dollar 3,764,691	12,882
8/14/08	Malaysian Ringgit 4,365,000	United States Dollar 1,346,557	(6,035)
9/15/08	Mauritian Rand 18,500,000	United States Dollar 685,896	4,143
10/03/08	Mauritian Rand 38,900,000	United States Dollar 1,426,476	21,861
8/11/08	Mexican Peso 7,535,000	United States Dollar 750,737	(505)
8/04/08	New Turkish Lira 989,758	United States Dollar 786,771	69,705
8/07/08	New Turkish Lira 3,105,000	United States Dollar 2,568,238	115,464
8/14/08	Polish Zloty 13,061,250	Euro 4,070,193	(3,820)
8/25/08	Polish Zloty 11,824,750	Euro 3,624,968	87,121
8/28/08	Russian Rouble 39,265,700	United States Dollar 1,678,093	(3,607)
8/14/08	Serbian Dinar 60,033,600	Euro 758,000	32,691
8/21/08	Serbian Dinar 61,850,000	Euro 783,060	28,586
8/25/08	Serbian Dinar 59,500,000	Euro 757,470	20,038
9/04/08	Serbian Dinar 60,715,000	Euro 787,177	(4,207)
9/09/08	Ugandan Shilling 1,124,090,089	United States Dollar 677,693	657
9/09/08	Zambian Kwacha 1,620,900,000	United States Dollar 477,437	(20,106)
			$316,517

At July 31, 2008, closed forward foreign currency purchases and sales contracts excluded above amounted to a receivable of $74,505 and a payable of $4,638.

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/08	21 Japan 10 Year Bond	Short	$(26,001,321)	$(26,540,223)	$(538,902)

Description of the underlying instruments to Futures Contracts:

•	Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Credit Default Swaps

Counterparty	Reference Entity	Buy/ Sell	Notional Amount (000’s omitted)	Pay/Receive Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Barclays Bank PLC	Iceland	Sell	$800	1.88%	3/20/18	$(53,105)
	Turkey (Republic of)	Buy	900	2.13	1/20/13	9,514
	Turkey (Republic of)	Buy	1,100	2.12	1/20/13	12,061
Credit Suisse First Boston, Inc.:	Italy	Buy	$6,800	0.20%	12/20/16	$123,486
	Philippines (Republic of the)	Buy	5,000	2.15	9/20/11	(74,180)
	Turkey (Republic of)	Buy	10,000	2.01	3/20/10	(127,302)
	Turkey (Republic of)	Buy	880	2.11	1/20/13	9,994
JPMorgan Chase Bank:	Iceland	Sell	$1,300	1.70%	3/20/18	$(102,007)

Iceland	Sell	2,600	1.75	3/20/18	(195,286)
Iceland	Sell	800	1.90	3/20/18	(52,030)
Iceland	Sell	1,000	2.10	3/20/23	(55,083)
Iceland	Sell	1,000	2.45	3/20/23	(25,228)
Indonesia	Buy	10,000	2.09	9/20/11	(92,833)
Philippines (Republic of the)	Buy	5,000	2.17	9/20/11	(77,105)
Turkey (Republic of)	Buy	10,000	2.00	3/20/10	(125,714)
Turkey (Republic of)	Buy	3,740	2.12	1/20/13	41,007
					$(783,811)

Interest Rate Swaps

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
Barclays Bank PLC:	12,000,000 MYR	Pay	KLIBOR	3.85%	March 27, 2012	$(75,801)
JP Morgan Chase Bank:	10,259,445 BRL	Pay	Brazilian Interbank Deposit Rate	11.34%	January 2, 2009	(65,846)
	3,693,637 BRL	Pay	Brazilian Interbank Deposit Rate	12.73%	January 2, 2012	(81,804)
	4,309,749 BRL	Pay	Brazilian Interbank Deposit Rate	10.35%	January 2, 2012	(370,320)
						$(593,771)

BRL	Brazilian Real
MYR	Malaysian Ringgit
KLIBOR	Kuala Lumpur Interbank Offered Rate

Total Return Swaps

Counterparty	Notional Amount	Expiration Date	Pay	Receive	Net Unrealized Depreciation
Citigroup Global Markets	$814,000	10/30/2008	3-month USD-LIBOR-BBA + 100bp	Total Return on Citigroup Global Markets Azerbaijan T-Bill Index	$(5,123)
					$(5,123)

At July 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation  (depreciation) of investments of the Fund at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$432,953,953
Gross unrealized appreciation	$6,226,280
Gross unrealized depreciation	(16,201,157)
Net unrealized depreciation	$(9,974,877)

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	September 25, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 25, 2008